                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8372

                           Travelers Series Fund Inc.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  October 31
Date of reporting period: April 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

              --------------------------------------------------
                          TRAVELERS SERIES FUND INC.

                             MFS TOTAL RETURN PORTFOLIO

                         TRAVELERS MANAGED INCOME PORTFOLIO

                         SMITH BARNEY MONEY MARKET PORTFOLIO
              --------------------------------------------------

                     SEMI-ANNUAL REPORT  |  APRIL 30, 2003




           --------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
           --------------------------------------------------------

                                 WHAT'S INSIDE

Letter From the Chairman............  1

Schedules of Investments............  2

Statements of Assets and Liabilities 22

Statements of Operations............ 23

Statements of Changes in Net Assets. 24

Notes to Financial Statements....... 27

Financial Highlights................ 32

                           LETTER FROM THE CHAIRMAN

[PHOTO]
R. JAY GERKEN
Chairman, President and Chief Executive Officer

Dear Shareholder,
The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken
Chairman, President and Chief Executive Officer

May 28, 2003

    1 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2003

                          MFS TOTAL RETURN PORTFOLIO

 SHARES                  SECURITY                    VALUE
--------------------------------------------------------------
COMMON STOCK -- 54.0%
Aerospace -- 0.0%
    6,800 United Technologies Corp.               $    420,308
--------------------------------------------------------------
Banks and Credit Companies -- 3.4%
  100,199 Bank of America Corp.                      7,419,736
   68,400 Bank One Corp.                             2,465,820
  282,600 FleetBoston Financial Corp.                7,494,552
  114,200 SouthTrust Corp.                           3,067,526
   95,900 SunTrust Banks, Inc.                       5,487,398
   11,446 U.S. Bancorp                                 253,529
  104,100 Wachovia Corp.                             3,977,661
--------------------------------------------------------------
                                                    30,166,222
--------------------------------------------------------------
Business Machines -- 0.5%
  113,200 Hewlett-Packard Co.                        1,845,160
   36,200 International Business Machines Corp.      3,073,380
--------------------------------------------------------------
                                                     4,918,540
--------------------------------------------------------------
Cellular Phones -- 0.7%
  144,540 Telephone and Data Systems Inc.            6,228,229
--------------------------------------------------------------
Chemicals -- 0.9%
   19,100 Air Products and Chemicals, Inc.             822,637
  102,500 The Dow Chemical Co.                       3,345,600
    8,300 E.I. du Pont de Nemours & Co.                352,999
   91,700 Lyondell Chemical Co.                      1,334,235
   46,100 PPG Industries, Inc.                       2,236,311
--------------------------------------------------------------
                                                     8,091,782
--------------------------------------------------------------
Communication Services -- 4.5%
  351,380 AT&T Corp.                                 5,991,029
1,336,465 AT&T Wireless Services Inc. (a)            8,633,564
  312,800 BellSouth Corp.                            7,973,272
  180,324 SBC Communications Inc.                    4,212,369
  262,634 Verizon Communications Inc.                9,817,259
  183,705 Vodafone Group PLC (b)                     3,630,011
--------------------------------------------------------------
                                                    40,257,504
--------------------------------------------------------------
Communications Equipment -- 0.3%
   94,700 Advanced Fibre Communications, Inc. (a)    1,448,910
  198,900 Motorola, Inc.                             1,573,299
--------------------------------------------------------------
                                                     3,022,209
--------------------------------------------------------------

                      See Notes to Financial Statements.

    2 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                          MFS TOTAL RETURN PORTFOLIO

SHARES                  SECURITY                   VALUE
------------------------------------------------------------
Computer Software -- 1.2%
249,200      Microsoft Corp. (a)                $  6,372,044
138,870      Network Associates, Inc. (a)          1,587,284
226,800      Oracle Corp. (a)                      2,694,384
-----------------------------------------------------------
                                                  10,653,712
-----------------------------------------------------------
Construction and Agricultural Machinery -- 0.5%
101,400      Deere & Co.                           4,464,642
-----------------------------------------------------------
Consumer Goods and Services -- 2.0%
 44,500      Altria Group, Inc.                    1,368,820
 30,800      Automatic Data Processing, Inc.       1,035,804
 42,500      Colgate-Palmolive Co.                 2,429,725
 46,200      Eastman Kodak Co.                     1,381,842
 89,400      The Gillette Co.                      2,722,230
120,800      The Kimberly-Clark Corp.              6,012,216
 38,300      Procter & Gamble Co.                  3,441,255
-----------------------------------------------------------
                                                  18,391,892
-----------------------------------------------------------
Containers and Packaging -- 0.3%
274,300      Owens-Illinois, Inc. (a)(b)           2,438,527
-----------------------------------------------------------
Entertainment -- 1.9%
 91,300      AOL Time Warner Inc. (a)              1,248,984
285,308      Viacom Inc., Class B Shares (a)      12,385,220
164,800      The Walt Disney Co.                   3,075,168
-----------------------------------------------------------
                                                  16,709,372
-----------------------------------------------------------
Financial Institutions -- 5.3%
 28,900      Fannie Mae                            2,092,071
 78,400      Franklin Resources, Inc.              2,734,592
186,130      Freddie Mac                          10,776,927
 15,100      The Goldman Sachs Group, Inc.         1,146,090
109,900      J.P. Morgan Chase & Co.               3,225,565
438,200      Mellon Financial Corp.               11,590,390
229,000      Merrill Lynch & Co., Inc.             9,400,450
 90,400      Morgan Stanley                        4,045,400
 83,000      T. Rowe Price Group Inc.              2,533,160
-----------------------------------------------------------
                                                  47,544,645
-----------------------------------------------------------
Food and Beverages -- 1.1%
253,397      Archer-Daniels-Midland Co.            2,807,639
138,900      Kellogg Co.                           4,547,586
 65,440      PepsiCo, Inc.                         2,832,243
-----------------------------------------------------------
                                                  10,187,468
-----------------------------------------------------------
Healthcare -- 0.0%
  5,700      Healthcare Realty Trust, Inc.           156,921
-----------------------------------------------------------


                      See Notes to Financial Statements.


    3 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                          MFS TOTAL RETURN PORTFOLIO

SHARES                   SECURITY                      VALUE
----------------------------------------------------------------
Hotels -- 0.8%
303,900 Hilton Hotels Corp.                         $  4,047,948
102,900 Starwood Hotels & Resorts Worldwide, Inc.      2,761,836
----------------------------------------------------------------
                                                       6,809,784
----------------------------------------------------------------
Insurance -- 2.4%
170,570 Allstate Corp.                                 6,445,840
 87,100 The Chubb Corp.                                4,606,719
157,140 The Hartford Financial Services Group, Inc.    6,405,026
103,330 MetLife, Inc.                                  2,968,671
 45,020 Nationwide Financial Services, Inc.            1,267,313
----------------------------------------------------------------
                                                      21,693,569
----------------------------------------------------------------
Manufacturing -- 1.1%
179,900 General Electric Co.                           5,298,055
 17,200 Honeywell International Inc.                     405,920
244,200 Tyco International Ltd.                        3,809,520
----------------------------------------------------------------
                                                       9,513,495
----------------------------------------------------------------
Medical Products -- 0.4%
109,000 Baxter International Inc.                      2,507,000
 23,500 Johnson & Johnson                              1,324,460
----------------------------------------------------------------
                                                       3,831,460
----------------------------------------------------------------
Metals and Minerals -- 1.3%
355,500 Alcoa Inc.                                     8,151,615
 97,800 Phelps Dodge Corp. (a)                         3,050,382
----------------------------------------------------------------
                                                      11,201,997
----------------------------------------------------------------
Oil Production -- 8.7%
 16,099 Apache Corp.                                     921,668
 81,500 BJ Services Co. (a)                            2,975,565
236,106 BP PLC, Sponsored ADR                          9,099,525
111,600 ConocoPhillips                                 5,613,480
 68,960 Cooper Cameron Corp. (a)                       3,300,426
192,210 Devon Energy Corp.                             9,081,922
323,606 Exxon Mobil Corp.                             11,390,931
223,000 GlobalSantaFe Corp.                            4,718,680
320,970 Noble Corp. (a)                                9,934,021
322,510 Occidental Petroleum Corp.                     9,626,924
262,200 Schlumberger Ltd.                             10,994,046
----------------------------------------------------------------
                                                      77,657,188
----------------------------------------------------------------

                      See Notes to Financial Statements.

    4 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                          MFS TOTAL RETURN PORTFOLIO

SHARES                   SECURITY                     VALUE
---------------------------------------------------------------
Paper Products -- 1.1%
 77,800 Bowater Inc.                               $  3,028,754
133,300 International Paper Co.                       4,765,475
170,700 Smurfit-Stone Container Corp. (a)             2,401,749
---------------------------------------------------------------
                                                     10,195,978
---------------------------------------------------------------
Pharmaceuticals -- 3.6%
 12,300 Bristol-Myers Squibb Co.                        314,142
132,800 Eli Lily & Co.                                8,475,296
108,700 Merck & Co. Inc.                              6,324,166
294,200 Pfizer Inc.                                   9,046,650
433,100 Schering-Plough Corp.                         7,839,110
---------------------------------------------------------------
                                                     31,999,364
---------------------------------------------------------------
Printing and Publishing -- 1.3%
 43,400 Gannett Co., Inc.                             3,286,248
 94,000 The New York Times Co., Class A Shares (b)    4,359,720
 87,300 Tribune Co.                                   4,275,954
---------------------------------------------------------------
                                                     11,921,922
---------------------------------------------------------------
Radio and TV Broadcasting -- 1.0%
        Comcast Corp.:
 16,031   Class A Shares (a)                            511,549
270,010   Special Class A Shares (a)                  8,116,501
---------------------------------------------------------------
                                                      8,628,050
---------------------------------------------------------------
Railroads -- 0.6%
183,600 Burlington Northern Santa Fe Corp.            5,170,176
---------------------------------------------------------------
Real Estate -- 0.5%
 26,100 Equity Office Properties Trust                  677,817
143,200 Equity Residential Properties Trust           3,710,312
---------------------------------------------------------------
                                                      4,388,129
---------------------------------------------------------------
Restaurants -- 0.4%
189,400 McDonald's Corp.                              3,238,740
---------------------------------------------------------------
Retail Stores -- 3.3%
188,000 The Home Depot, Inc.                          5,288,440
557,890 The Kroger Co. (a)                            7,977,827
126,800 Limited Brands                                1,843,672
 79,800 The May Department Stores Co.                 1,725,276
376,800 Sears, Roebuck & Co. (b)                     10,678,512
 52,800 Target Corp.                                  1,765,632
---------------------------------------------------------------
                                                     29,279,359
---------------------------------------------------------------


                      See Notes to Financial Statements.


    5 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                          MFS TOTAL RETURN PORTFOLIO

 SHARES                               SECURITY                                VALUE
---------------------------------------------------------------------------------------
Semiconductors -- 0.7%
   72,900 Intel Corp.                                                      $  1,341,360
  280,500 Texas Instruments Inc.                                              5,186,445
---------------------------------------------------------------------------------------
                                                                              6,527,805
---------------------------------------------------------------------------------------
Transportation -- 0.4%
  161,000 Norfolk Southern Corp.                                              3,414,810
---------------------------------------------------------------------------------------
Utilities - Electric and Gas -- 3.8%
1,101,000 Calpine Corp. (a)(b)                                                5,912,370
   87,600 Duke Energy Corp.                                                   1,540,884
   41,800 Entergy Corp.                                                       1,948,298
   38,400 Exelon Corp.                                                        2,036,736
   25,300 FPL Group, Inc.                                                     1,540,011
  117,200 National Fuel Gas Co.                                               2,749,512
  257,425 NiSource Inc.                                                       4,865,332
   14,300 Pinnacle West Capital Corp.                                           475,046
   90,500 Praxair, Inc.                                                       5,256,240
  340,500 TXU Corp.                                                           6,782,760
   48,400 WGL Holdings Inc.                                                   1,305,832
---------------------------------------------------------------------------------------
                                                                             34,413,021
---------------------------------------------------------------------------------------
          TOTAL COMMON STOCK
          (Cost -- $503,124,416)                                            483,536,820
---------------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 1.2%
Australia -- 0.1%
  161,700 BHP Billiton Ltd.                                                     915,432
---------------------------------------------------------------------------------------
Netherlands -- 0.2%
   60,700 Akzo Nobel N.V. (b)                                                 1,351,944
---------------------------------------------------------------------------------------
Switzerland -- 0.3%
   70,200 Novartis AG (b)                                                     2,772,246
---------------------------------------------------------------------------------------
United Kingdom -- 0.6%
  702,300 Reed Elsevier PLC                                                   5,605,585
---------------------------------------------------------------------------------------
          TOTAL FOREIGN COMMON STOCK
          (Cost -- $10,990,489)                                              10,645,207
---------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 0.5%
Communications Equipment -- 0.2%
   71,200 Motorola, Inc., 7.000% due 11/16/04 (b)                             2,065,512
---------------------------------------------------------------------------------------
Insurance -- 0.3%
   35,000 The Chubb Corp., 7.000% due 11/16/05                                  843,500
   39,000 The Hartford Financial Services Group, Inc., 6.000% due 11/16/06    1,764,750
---------------------------------------------------------------------------------------
                                                                              2,608,250
---------------------------------------------------------------------------------------
          TOTAL CONVERTIBLE PREFERRED STOCK
          (Cost -- $5,978,212)                                                4,673,762
---------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


    6 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                          MFS TOTAL RETURN PORTFOLIO

   FACE
  AMOUNT                        SECURITY                         VALUE
--------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 23.7%
            U.S. Treasury Notes:
$14,167,000   2.000% due 11/30/04 (b)                        $  14,318,091
  3,004,000   5.750% due 11/15/05 (b)                            3,302,405
  2,913,000   6.875% due 5/15/06 (b)                             3,329,355
  1,719,000   4.375% due 5/15/07 (b)                             1,845,039
  3,098,000   3.250% due 8/15/07 (b)                             3,183,440
  2,992,467   4.250% due 1/15/10                                 3,450,925
  4,708,991   3.000% due 7/15/12                                 5,059,226
  4,894,000   4.000% due 11/15/12 (b)                            4,958,043
  3,380,000   3.875% due 2/15/13                                 3,385,546
            U.S. Treasury Bonds:
  1,637,000   11.875% due 11/15/03 (b)                           1,731,064
 13,188,000   6.250% due 8/15/23 (b)                            15,623,665
    425,000   6.250% due 5/15/30 (b)                               512,241
  3,493,000   5.375% due 2/15/31 (b)                             3,812,557
            Federal Home Loan Mortgage Corp. (FHLMC):
 10,656,000   7.000% due 7/15/05 (b)                            11,859,446
  2,276,000   5.500% due 7/15/06 (b)                             2,505,166
    372,000   6.000% due 6/15/11                                   425,078
    369,696   6.500% due 12/1/15                                   390,588
    700,000   5.000% due 5/15/17 (c)                               721,657
  7,000,000   5.500% due 5/15/32 (c)                             7,192,500
            Federal National Mortgage Association (FNMA):
  2,119,000   5.250% due 4/15/07                                 2,328,453
  1,400,000   5.722% due 2/1/09                                  1,535,682
 10,141,000   6.625% due 9/15/09 to 11/15/10 (b)                11,954,715
  5,955,000   6.125% due 3/15/12                                 6,857,069
 12,408,757   6.000% due 7/1/16 to 3/1/17                       13,011,922
 12,651,521   5.500% due 11/1/16 to 1/1/18                      13,173,830
  1,449,000   4.080% due 4/25/31                                 1,484,546
  1,402,575   7.000% due 6/1/32                                  1,482,363
  4,831,612   7.500% due 10/1/29 to 1/1/32                       5,151,919
 29,750,777   6.500% due 11/1/28 to 8/1/32                      31,097,515
 18,325,790   6.000% due 4/1/31 to 1/1/33                       19,039,620
 15,732,506   5.500% due 6/1/32 to 2/1/33 (c)                   16,103,968
  1,768,958 Government National Mortgage Association (GNMA),
             6.500% due 3/15/28 to 12/15/28                      1,863,485
--------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            (Cost -- $207,509,352)                             212,691,119
--------------------------------------------------------------------------


                      See Notes to Financial Statements.


    7 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                          MFS TOTAL RETURN PORTFOLIO

   FACE
  AMOUNT   RATING(d)                          SECURITY                             VALUE
--------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 12.8%
Aerospace/Defense -- 0.4%
$  931,000 Baa1*     BAE Systems Holdings Inc., 6.400% due 12/15/11 (e)         $    983,546
 1,233,000 BBB-      Northrop Grumman Corp., 7.750% due 2/15/31                    1,571,455
 1,143,000 BBB-      Raytheon Co., Sr. Unsecured Notes, 6.150% due 11/1/08         1,264,379
--------------------------------------------------------------------------------------------
                                                                                   3,819,380
--------------------------------------------------------------------------------------------
Airlines -- 0.0%
   268,416 A-        Continental Airlines Inc., Series 981A, 6.648% due 9/15/17      229,407
   300,000 Caa3*     Jet Equipment Trust, Series 95-D, 11.440% due 11/1/14 (e)             0
--------------------------------------------------------------------------------------------
                                                                                     229,407
--------------------------------------------------------------------------------------------
Automotive -- 0.2%
 1,500,000 A3*       DaimlerChrysler N.A. Holdings Corp., 7.750% due 5/27/03       1,505,853
--------------------------------------------------------------------------------------------
Bank/Finance -- 3.4%
 2,500,000 AAA       AIG SunAmerica Global Financing II, 7.600% due 6/15/05 (e)    2,786,173
 1,951,000 Aa3*      Bank of America Corp., 7.400% due 1/15/11                     2,345,695
   700,000 A+        Boeing Capital Corp., 6.500% due 2/15/12 (b)                    754,168
 1,282,000 A         Countrywide Home Loans, Inc., 6.850% due 6/15/04              1,355,091
                     CS First Boston (USA), Inc.:
   475,000 Aa3*        6.125% due 11/15/11                                           516,677
 1,621,000 Aa3*        6.500% due 1/15/12                                          1,803,991
   726,000 A1*       DBS Capital Funding Corp., 7.657% due 3/15/49 (e)(f)            828,477
                     Ford Motor Credit Co.:
   833,000 A3*         6.875% due 2/1/06                                             862,276
 1,756,000 Baa1*       7.450% due 7/16/31                                          1,567,156
                     GE Capital Corp.:
 1,232,000 AAA         7.500% due 5/15/05                                          1,371,273
   313,000 AAA         8.750% due 5/21/07                                            378,420
   553,000 AAA         8.500% due 7/24/08                                            679,849
                     General Motors Acceptance Corp.:
 1,085,000 A2*         7.250% due 3/2/11                                           1,120,969
   657,000 A2*         8.000% due 11/1/31                                            686,255
 2,500,000 AAA       KFW International Finance Inc., 4.250% due 4/18/05            2,623,645
                     Lehman Brothers Holdings Inc.:
   711,000 A           Sr. Unsecured Notes, 7.750% due 1/15/05                       777,648
   771,000 A           Unsecured Notes, 8.250% due 6/15/07                           916,884
   599,000 BBB+      MidAmerican Funding LLC, 6.927% due 3/1/29                      634,231
 1,514,000 Aa3*      Morgan Stanley, 6.100% due 4/15/06                            1,662,099
 1,158,000 Baa1*     Pemex Project Funding Master Trust, 9.125% due 10/13/10       1,392,495
 1,412,000 A1*       Unicredito Italiano Capital Trust II,
                      9.200% due 10/29/49 (e)(f)(g)                                1,772,851
 2,874,000 Aa2*      Wells Fargo Bank N.A., 7.800% due 6/15/10 (f)                 3,192,071
--------------------------------------------------------------------------------------------
                                                                                  30,028,394
--------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


    8 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                          MFS TOTAL RETURN PORTFOLIO

   FACE
  AMOUNT    RATING(d)                           SECURITY                               VALUE
------------------------------------------------------------------------------------------------
Chemicals -- 0.1%
$   659,000 A-        The Dow Chemical Co., 5.750% due 12/15/08                     $    710,974
------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations -- 2.6%
    945,230 Aaa*      Bear Stearns Commercial Mortgage Securities, Series 1999-WF2,
                       Class A1, 6.800% due 9/15/08                                    1,036,523
    288,074 AAA       Beneficial Mortgage Corp., Series 1997-2, Class A,
                       1.440% due 9/28/37 (f)                                            286,035
    249,802 BBB       BlackRock Capital Finance L.P., Series 1996-R1, Class B2,
                       7.750% due 9/25/26                                                198,905
  2,750,000 AAA       Capital One Auto Finance Trust, Series 2002-A, Class A4,
                       4.790% due 1/15/09                                              2,908,606
  2,707,470 Aaa*      Certificates Funding Corp., Series 1997-1, Class A2,
                       6.716% due 12/19/04                                             2,843,571
                      Chase Commercial Mortgage Securities Corp.:
  1,167,000 AAA         Series 1998-2, Class A2, 6.390% due 11/18/30                   1,320,410
    320,318 Aaa*        Series 2000-2, Class A1, 7.543% due 7/15/32                      361,441
    603,415 Aaa*      Chase Mortgage Finance Corp., Series 2002-S2, Class A1,
                       6.000% due 2/25/17                                                615,839
  1,918,000 Aaa*      Countrywide Alternative Loan Trust, Series 2000-1, Class A5,
                       8.000% due 7/25/30                                              1,984,682
                      CRIIMI MAE Commercial Mortgage Trust:
    420,000 A           Series 1998-1, Class C, 6.701% due 6/20/30                       464,517
  2,150,000 A+          Series 1998-C1, Class A2, 7.000% due 6/2/33                    2,396,530
  1,019,059 AAA       GS Mortgage Securities Corp., II, Series 1998-C1, Class A1,
                       6.060% due 10/18/30                                             1,083,990
    794,261 A1*       Independent National Mortgage Corp., Series 1996-E, Class B1,
                       7.000% due 5/25/26                                                796,886
    396,000 AAA       J.P. Morgan Commercial Mortgage Finance Corp.,
                       Series 1998-C6, Class A3, 6.613% due 1/15/30                      446,529
 39,556,331 NR        Morgan Stanley Capital 1, Inc., Series 1998-HF2, Class X,
                       0.854% due 11/15/30                                             1,241,543
    820,931 AAA       Mortgage Capital Funding, Inc., Series 1998-MC3, Class A2,
                       6.337% due 11/18/31                                               923,344
    500,000 AAA       Providian Gateway Master Trust, Series 2000-B, Class A,
                       1.590% due 3/16/09                                                492,750
    868,384 AAA       Residential Accredit Loans, Inc., Series 1998-QS4, Class AI5,
                       7.000% due 3/25/28                                                895,605
  1,252,876 AAA       Residential Funding Mortgage Securities, Series 2001-S28,
                       Class A1, 6.000% due 12/25/16                                   1,287,766
    634,914 AAA       Summit Acceptance Auto Receivables Trust, Series 2000-A,
                       Class A4, 7.510% due 2/15/07                                      642,453
    787,000 AAA       Wells Fargo Mortgage Backed Securities Trust, Series 2002-6,
                       Class A3, 6.000% due 3/25/17                                      832,097
------------------------------------------------------------------------------------------------
                                                                                      23,060,022
------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


    9 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                          MFS TOTAL RETURN PORTFOLIO

   FACE
  AMOUNT    RATING(d)                         SECURITY                             VALUE
--------------------------------------------------------------------------------------------
Commercial Services -- 0.1%
$   645,000 Baa1*     Cendant Corp., 6.875% due 8/15/06                         $    705,847
--------------------------------------------------------------------------------------------
Entertainment/Media -- 0.7%
    150,000 BBB-      A.H. Belo Corp., Unsecured Sr. Debentures,
                       7.750% due 6/1/27                                             172,548
    157,000 BBB+      AOL Time Warner Inc., 6.150% due 5/1/07 (b)                    169,403
    527,000 BBB-      Clear Channel Communications, Inc., 7.250% due 9/15/03         536,390
  1,844,000 BBB       Cox Communications, Inc., Unsecured Notes,
                       7.750% due 11/1/10                                          2,217,700
  1,073,000 BBB-      News America, Inc., 6.703% due 5/21/04                       1,118,849
    484,000 BBB+      Time Warner Entertainment Co. L.P., 10.150% due 5/1/12         644,871
    426,000 BBB+      Time Warner Inc., 6.875% due 6/15/18                           448,420
    600,000 BBB+      Turner Broadcasting System, Inc., Sr. Notes, Class A,
                       8.375% due 7/1/13                                             696,788
    311,000 BBB+      The Walt Disney Co., Sr. Unsecured Notes, Series B,
                       6.750% due 3/30/06                                            341,348
--------------------------------------------------------------------------------------------
                                                                                   6,346,317
--------------------------------------------------------------------------------------------
Gaming -- 0.1%
    778,000 BBB-      MGM MIRAGE, 8.500% due 9/15/10                                 875,250
--------------------------------------------------------------------------------------------
Healthcare -- 0.2%
                      HCA Inc.:
  1,489,000 BBB-        6.950% due 5/1/12                                          1,603,847
    260,000 BBB-        Sr. Unsecured Notes, 8.750% due 9/1/10                       304,489
--------------------------------------------------------------------------------------------
                                                                                   1,908,336
--------------------------------------------------------------------------------------------
Machinery -- 0.1%
    630,000 BBB       Kennametal Inc., Sr. Unsecured Notes, 7.200% due 6/15/02       672,032
--------------------------------------------------------------------------------------------
Oil/Oil Services -- 0.5%
  1,492,000 BBB       Devon Financing Corp., ULC, 6.875% due 9/30/11               1,718,862
  2,367,000 A-        Phillips Petroleum Co., 8.500% due 5/25/05                   2,674,338
--------------------------------------------------------------------------------------------
                                                                                   4,393,200
--------------------------------------------------------------------------------------------
Paper Products -- 0.2%
    248,000 BBB       MeadWestvaco Corp., Unsecured Debentures,
                       6.800% due 11/15/32                                           263,310
  1,500,000 BBB       Weyerhaeuser Co., Unsecured Notes, 6.750% due 3/15/12        1,683,234
--------------------------------------------------------------------------------------------
                                                                                   1,946,544
--------------------------------------------------------------------------------------------
Pipelines -- 0.1%
    985,000 BBB+      Kinder Morgan Energy Partners, L.P., Sr. Unsecured Bonds,
                       7.750% due 3/15/32                                          1,211,325
--------------------------------------------------------------------------------------------
Railroad -- 0.1%
  1,285,000 BBB       Union Pacific Corp., Series E, 6.340% due 11/25/03           1,315,363
--------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


    10 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                          MFS TOTAL RETURN PORTFOLIO

   FACE
  AMOUNT   RATING(d)                             SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
Real Estate -- 0.5%
$  817,000 BBB+      EOP Operating, L.P., Unsecured Notes, 6.800% due 1/15/09         $    921,426
 2,117,000 BBB       Simon Property Group, Inc., 6.750% due 2/9/04                       2,198,098
 1,555,000 A         Socgen Real Estate Co. LLC, 7.640% due 12/12/49 (e)                 1,732,438
--------------------------------------------------------------------------------------------------
                                                                                         4,851,962
--------------------------------------------------------------------------------------------------
Real Estate Investment Trust -- 0.2%
 1,500,000 BBB       Vornado Realty L.P., Sr. Unsecured Notes, 5.625% due 6/15/07        1,545,862
--------------------------------------------------------------------------------------------------
Retail Stores -- 0.2%
 1,639,000 BBB+      Federated Department Stores Inc., 8.500% due 6/15/03                1,651,333
--------------------------------------------------------------------------------------------------
Special Purpose -- 0.2%
   623,000 A2*       Natexis AMBS Co., LLC, 8.440% due 12/29/49 (e)                        739,819
   600,000 A+        Prudential Funding LLC, 6.600% due 5/15/08 (e)                        679,076
--------------------------------------------------------------------------------------------------
                                                                                         1,418,895
--------------------------------------------------------------------------------------------------
Telecommunications -- 1.1%
   558,000 A         ALLTEL Corp., Sr. Unsecured Notes, 7.875% due 7/1/32                  730,957
   410,000 BBB       AT&T Wireless Services Inc., Sr. Unsecured Notes,
                      7.350% due 3/1/06                                                    457,105
                     Citizens Communications Co., Sr. Unsecured Notes:
   623,000 BBB         8.500% due 5/15/06                                                  722,344
 1,366,000 BBB         7.625% due 8/15/08                                                1,598,107
   334,000 BBB-      Sprint Capital Corp., 7.125% due 1/30/06                              354,040
 3,319,000 BB+       TCI Communications Inc., 9.650% due 3/31/27                         3,696,559
 2,096,000 A+        Verizon New York Inc., Sr. Unsecured Debentures, Series A,
                      6.875% due 4/1/12                                                  2,419,884
--------------------------------------------------------------------------------------------------
                                                                                         9,978,996
--------------------------------------------------------------------------------------------------
Utilities -- 1.5%
   388,000 BBB       Cleveland Electric Illuminating Co., Series E, 9.000% due 7/1/23      407,783
 1,500,000 BBB+      Dominion Resources, Inc., Series C, 7.600% due 7/15/03              1,516,998
 1,500,000 BBB       DTE Energy Co., 7.050% due 6/1/11                                   1,731,410
   471,000 BBB+      Entergy Mississippi Inc., 6.200% due 5/1/04                           490,245
   350,000 Baa2*     FirstEnergy Corp., Sr. Unsecured Notes, Series B,
                      6.450% due 11/15/11                                                  379,119
   230,284 BBB-      GG1B Funding Corp., 7.430% due 1/15/11                                243,310
   236,000 BBB-      Gulf States Utilities, Series A, 8.250% due 4/1/04                    249,145
 1,250,000 A+        Hydro-Quebec, Series JL, 6.300% due 5/11/11                         1,443,844
   268,000 BBB-      MidAmerican Energy Holdings Co., Sr. Notes,
                      5.875% due 10/1/12 (e)(g)                                            280,601
                     Niagara Mohawk Power Corp.:
   271,000 A+          7.750% due 5/15/06                                                  307,252
 1,053,000 A           8.770% due 1/1/18                                                 1,096,787
   389,554 Baa1*     Northeast Utilities, Series A, 8.580% due 12/1/06 (e)(g)              440,171


                      See Notes to Financial Statements.


    11 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                          MFS TOTAL RETURN PORTFOLIO

   FACE
  AMOUNT   RATING(d)                            SECURITY                                VALUE
-------------------------------------------------------------------------------------------------
Utilities -- 1.5% (continued)
$1,392,000 Baa1*     Oncor Electric Delivery Co., Secured Sr. Notes,
                      7.000% due 5/1/32                                              $  1,583,232
 1,003,000 Baa1*     PSE&G Power LLC, 8.625% due 4/15/31                                1,324,346
   858,000 BBB       Toledo Edison Co., 7.875% due 8/1/04                                 917,692
   796,243 BBB-      Waterford 3 Funding - Entergy Louisiana Inc.,
                      8.090% due 1/2/17                                                   857,976
-------------------------------------------------------------------------------------------------
                                                                                       13,269,911
-------------------------------------------------------------------------------------------------
Waste Disposal -- 0.3%
                     Waste Management, Inc.:
 1,274,000 BBB         7.000% due 10/1/04                                               1,354,431
 1,504,000 BBB         7.375% due 8/1/10                                                1,756,070
-------------------------------------------------------------------------------------------------
                                                                                        3,110,501
-------------------------------------------------------------------------------------------------
                     TOTAL CORPORATE BONDS AND NOTES
                     (Cost -- $106,594,132)                                           114,555,704
-------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES -- 0.5%
Banks -- 0.1%
   801,000 A         Abbey National Capital Trust I, 8.963% due 12/29/49 (f)            1,076,891
-------------------------------------------------------------------------------------------------
Insurance -- 0.0%
   172,000 A         Loews Corp., 3.125% due 9/15/07                                      155,015
-------------------------------------------------------------------------------------------------
Semiconductors -- 0.4%
 2,950,000 Baa1*     Analog Devices, Inc., 4.750% due 10/1/05                           3,001,625
-------------------------------------------------------------------------------------------------
                     TOTAL CONVERTIBLE CORPORATE BONDS
                     AND NOTES (Cost -- $3,978,107)                                     4,233,531
-------------------------------------------------------------------------------------------------
FOREIGN BONDS AND NOTES -- 0.7%
France -- 0.1%
 1,000,000 BBB-      France Telecom S.A., Sr. Unsecured Notes, 8.500% due 3/1/31 (f)    1,331,320
-------------------------------------------------------------------------------------------------
Italy -- 0.2%
 1,500,000 AA        Republic of Italy, 4.625% due 6/15/05                              1,583,493
-------------------------------------------------------------------------------------------------
Luxembourg -- 0.1%
   816,000 AAA       AIG SunAmerica Institutional Funding II, 5.750% due 2/16/09          883,687
-------------------------------------------------------------------------------------------------
Mexico -- 0.1%
                     United Mexican States:
   301,000 Baa2*       11.375% due 9/15/16                                                431,409
   333,000 Baa2*       8.125% due 12/30/19                                                376,623
-------------------------------------------------------------------------------------------------
                                                                                          808,032
-------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


    12 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                          MFS TOTAL RETURN PORTFOLIO

   FACE
  AMOUNT    RATING(d)                          SECURITY                              VALUE
----------------------------------------------------------------------------------------------
Netherlands -- 0.1%
$   500,000 BBB+      Deutsche Telekom International Finance BV, Unsecured Bonds,
                       8.250% due 6/15/30 (f)                                     $    620,068
----------------------------------------------------------------------------------------------
Norway -- 0.0%
    350,000 A2*       Union Bank of Norway, 7.350% due 12/29/49 (e)(f)                 354,498
----------------------------------------------------------------------------------------------
United Kingdom -- 0.1%
    975,000 Aa3*      Barclays Bank PLC ADR, 6.860% due 9/29/49 (e)(f)               1,087,078
----------------------------------------------------------------------------------------------
                      TOTAL FOREIGN BONDS AND NOTES
                      (Cost -- $6,272,903)                                           6,668,176
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 6.6%
 59,061,000           Federal Home Loan Mortgage Discount Notes,
                       0.000% due 5/1/03 (Cost -- $59,061,000)                      59,061,000
----------------------------------------------------------------------------------------------
                      TOTAL INVESTMENTS -- 100%
                      (Cost -- $903,508,611**)                                    $896,065,319
----------------------------------------------------------------------------------------------

(a) Non-income producing security.
(b) All or a portion of this security is on loan (See Note 6).
(c) Security has been issued on a to-be-announced basis ("TBA") (See Note 7).
(d) All ratings are by Standard & Poor's Rating Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f) Variable rate security.
(g) Security has been issued with attached rights.
** Aggregate cost for Federal income tax purposes is substantially the same.

  See pages 20 and 21 for definitions of ratings.

  Abbreviation used in this schedule:
  ADR - American Depositary Receipt

 LOANED SECURITIES COLLATERAL (UNAUDITED)                         APRIL 30, 2003

   FACE
  AMOUNT                               SECURITY                                VALUE
---------------------------------------------------------------------------------------
$85,253,262 State Street Navigator Securities Lending Trust Prime Portfolio
            (Cost -- $85,253,262)                                           $85,253,262
---------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


    13 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                      TRAVELERS MANAGED INCOME PORTFOLIO

   FACE
  AMOUNT                                       SECURITY                              VALUE
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 32.7%
                      U.S. Treasury Notes:
$13,975,000             3.500% due 11/15/06                                       $14,572,222
  1,875,000             4.750% due 11/15/08                                         2,039,430
  2,850,000             3.500% due 1/15/11                                          3,155,375
  1,700,000             4.000% due 11/15/12                                         1,722,246
  3,900,000             3.875% due 2/15/13                                          3,906,400
                      U.S. Treasury Bonds:
  1,430,000             8.875% due 8/15/17                                          2,101,765
    400,000             5.375% due 2/15/31                                            436,594
 47,000,000           Federal Home Loan Mortgage Corp., 4.750% due 8/13/09         48,504,846
---------------------------------------------------------------------------------------------
                      TOTAL U.S. GOVERNMENT AND AGENCY
                      OBLIGATIONS (Cost -- $75,209,642)                            76,438,878
---------------------------------------------------------------------------------------------
   FACE
  AMOUNT    RATING(a)                          SECURITY                              VALUE
---------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 53.9%
Aerospace/Defense -- 1.6%
  3,600,000 BBB-      Raytheon Co., Notes, 5.700% due 11/1/03                       3,645,468
---------------------------------------------------------------------------------------------
Entertainment/Media -- 4.3%
  4,000,000 BBB+      AOL Time Warner Inc., Notes, 6.150% due 5/1/07                4,315,996
  4,300,000 BBB-      Clear Channel Communications, Inc., Sr. Notes,
                       7.250% due 9/15/03                                           4,376,617
  1,000,000 BBB       Comcast Cable Communications, Inc., Notes,
                       8.500% due 5/1/27                                            1,278,035
---------------------------------------------------------------------------------------------
                                                                                    9,970,648
---------------------------------------------------------------------------------------------
Financial Services -- 9.5%
  2,280,000 A2*       FleetBoston Financial Corp., Sub. Notes, 7.125% due 4/15/06   2,547,280
  2,000,000 A3*       Ford Motor Credit Co., Notes, 6.875% due 2/1/06               2,070,290
  2,500,000 BBB       Gemstone Investors Ltd., Sr. Notes, 7.710% due 10/31/04 (b)   2,418,750
  2,000,000 AAA       General Electric Capital Corp., Notes, 5.450% due 1/15/13     2,128,180
    700,000 A2*       General Motors Acceptance Corp., Notes, 6.875% due 8/28/12      713,072
    500,000 Aa3*      The Goldman Sachs Group, Inc., Notes, 5.700% due 9/1/12         533,516
  2,700,000 A         Household Finance Corp., Notes, 6.375% due 11/27/12           2,984,045
  2,200,000 A         J.P. Morgan Chase & Co., Sub. Notes, 5.750% due 1/2/13        2,341,891
                      Morgan Stanley:
  2,100,000 Aa3*        Notes, 4.250% due 5/15/10                                   2,088,513
  2,700,000 Aa3*        Sr. Notes, 5.300% due 3/1/13                                2,807,689
    400,000 BBB+      SAFECO Corp., Sr. Notes, 7.250% due 9/1/12                      462,122
  1,100,000 A3*       Washington Mutual Inc., Sr. Notes, 4.375% due 1/15/08         1,146,121
---------------------------------------------------------------------------------------------
                                                                                   22,241,469
---------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


    14 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                      TRAVELERS MANAGED INCOME PORTFOLIO

   FACE
  AMOUNT   RATING(a)                          SECURITY                             VALUE
--------------------------------------------------------------------------------------------
Food -- 1.0%
$2,000,000 BBB-      Fred Meyer, Inc., Notes, 7.450% due 3/1/08                 $  2,290,768
--------------------------------------------------------------------------------------------
Metals and Mining -- 2.1%
 5,000,000 A2*       Alcan Inc., Notes, 4.500% due 5/15/13                         5,015,950
--------------------------------------------------------------------------------------------
Real Estate Investment Trust -- 5.8%
                     EOP Operating, L.P., Notes:
   570,000 BBB+        8.100% due 8/1/10                                             681,372
 1,200,000 BBB+        5.875% due 1/15/13                                          1,270,672
 5,200,000 BBB       Post Apartment Homes, L.P., Notes, 6.850% due 3/16/05         5,479,495
 6,200,000 Baa1*     Simon Property Group Inc., Notes, 6.625% due 6/15/03          6,234,522
--------------------------------------------------------------------------------------------
                                                                                  13,666,061
--------------------------------------------------------------------------------------------
Retail -- 3.9%
 4,000,000 BBB+      Sears Roebuck Acceptance Corp., Medium-Term Notes,
                      Series VI, 4.229% due 1/7/04 (c)                             4,000,000
 5,000,000 AA        Wal-Mart Stores Inc., Notes, 4.550% due 5/1/13                5,070,140
--------------------------------------------------------------------------------------------
                                                                                   9,070,140
--------------------------------------------------------------------------------------------
Technology -- 0.4%
   900,000 A-        Hewlett-Packard Co., Notes, 6.500% due 7/1/12                 1,009,021
--------------------------------------------------------------------------------------------
Telecommunications -- 10.2%
 8,200,000 Baa1*     Cox Enterprises Inc., Notes, 7.875% due 9/15/10 (b)           9,662,888
 3,600,000 A+        New York Telephone Co., Debentures, 7.000% due 8/15/25        3,710,934
 9,500,000 CCC+      Qwest Capital Funding, Inc., Notes, 7.000% due 8/3/09         7,908,750
   800,000 BBB-      Sprint Capital Corp., Notes, 8.375% due 3/15/12                 894,000
                     WorldCom Inc., Notes:
 3,000,000 Ca*         6.500% due 5/15/04 (d)                                        855,000
 3,000,000 Ca*         7.500% due 5/15/11 (d)                                        855,000
--------------------------------------------------------------------------------------------
                                                                                  23,886,572
--------------------------------------------------------------------------------------------
Utilities -- 15.1%
 6,200,000 B         Aquila, Inc., Sr. Notes, 6.875% due 10/1/04                   5,998,500
 1,740,000 BBB-      CALENERGY Co., Inc., Sr. Notes, 6.960% due 9/15/03            1,770,290
 3,200,000 BBB       Cleveland Electric Illuminating Co., Series E,
                      9.000% due 7/1/23                                            3,363,158
                     CMS Energy Corp., Sr. Notes:
 1,150,000 B+          7.625% due 11/15/04                                         1,150,000
 3,600,000 B+          Series B, 6.750% due 1/15/04                                3,627,000
   930,000 BBB       Duke Energy Field Services, LLC, Notes, 7.500% due 8/16/05    1,018,051
 4,500,000 BBB       El Paso Corp., Medium-Term Notes,
                      6.950% due 12/15/07                                          4,038,750
 3,300,000 C*        Osprey Trust/Osprey I Inc., Secured Notes,
                      8.310% due 1/15/49 (b)(d)                                      478,500

                      See Notes to Financial Statements.

    15 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                      TRAVELERS MANAGED INCOME PORTFOLIO

   FACE
  AMOUNT   RATING(a)                          SECURITY                              VALUE
---------------------------------------------------------------------------------------------
Utilities -- 15.1% (continued)
$3,000,000 Baa1*     Pepco Holdings, Inc., Notes, 5.500% due 8/15/07 (b)         $  3,200,688
 4,400,000 Baa1*     Progress Energy, Inc., Sr. Notes, 6.050% due 4/15/07           4,828,969
                     PSE&G Energy Holdings Inc., Sr. Notes:
   975,000 BBB-        9.125% due 2/10/04                                           1,009,352
   800,000 BBB-        8.625% due 2/15/08                                             857,006
 4,000,000 Ba2*      Transcontinental Gas Pipe Line Corp., Notes,
                      6.125% due 1/15/05                                            4,080,000
---------------------------------------------------------------------------------------------
                                                                                   35,420,264
---------------------------------------------------------------------------------------------
                     TOTAL CORPORATE BONDS AND NOTES
                     (Cost -- $130,141,620)                                       126,216,361
---------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 5.1%
 2,000,000 AAA       California Infrastructure PG&E-1, Series 1997-1, Class A7,
                      6.420% due 9/25/08                                            2,171,762
 2,600,000 AAA       DaimlerChrysler Auto Trust, Series 2001-C, Class A4,
                      4.630% due 12/6/06                                            2,726,023
 2,000,000 AAA       Discover Card Master Trust I, Series 1996-3, Class A,
                      6.050% due 8/18/08                                            2,195,420
 2,500,000 AAA       Ford Credit Auto Owner Trust, Series 2002-B, Class A4,
                      4.750% due 8/15/06                                            2,648,195
   200,000 AAA       Metris Master Trust, Series 2001-1, Class A,
                      1.549% due 12/20/07 (c)                                         190,034
 2,000,000 AAA       Toyota Auto Receivables Owner Trust, Series 2002-C,
                      Class A3, 2.650% due 11/15/06                                 2,035,165
---------------------------------------------------------------------------------------------
                     TOTAL ASSET-BACKED SECURITIES
                     (Cost -- $11,903,751)                                         11,966,599
---------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.3%
 1,650,000 Aaa*      CS First Boston Mortgage Securities Corp., Series 2001-CK1,
                      Class A3, 6.380% due 12/16/35                                 1,863,308
 1,240,000 AAA       LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5,
                      4.853% due 9/15/31                                            1,274,972
---------------------------------------------------------------------------------------------
                     TOTAL COLLATERALIZED MORTGAGE
                     OBLIGATIONS (Cost -- $3,097,327)                               3,138,280
---------------------------------------------------------------------------------------------

WARRANTS                                      SECURITY                              VALUE
---------------------------------------------------------------------------------------------
WARRANTS(e) -- 0.0%
       150           Loral Orion Network Systems, Inc., Expires 1/15/07
                     (Cost -- $105)                                                         2
---------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


    16 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                      TRAVELERS MANAGED INCOME PORTFOLIO

   FACE
  AMOUNT                               SECURITY                                VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 7.0%
$16,361,000 State Street Bank and Trust Co., 1.200% due 5/1/03; Proceeds at
             maturity -- $16,361,545; (Fully collateralized by the Federal
             National Mortgage Association, 5.500% due 2/15/06;
             Market value -- $16,690,993) (Cost -- $16,361,000)             $ 16,361,000
----------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $236,713,445**)                                        $234,121,120
----------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) Variable rate security.
(d) Security is currently in default.
(e) Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

   See pages 20 and 21 for definitions of ratings.

                      See Notes to Financial Statements.

    17 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                      SMITH BARNEY MONEY MARKET PORTFOLIO

   FACE                                                      ANNUALIZED
  AMOUNT                       SECURITY                        YIELD        VALUE
-------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 43.3%
$ 5,000,000 Abbey National North America matures 5/6/03        1.25%     $  4,999,132
 15,000,000 ABN-AMRO North America Finance Inc. mature
             6/9/03 to 6/12/03                              1.17 to 1.21   14,979,546
 20,700,000 ANZ Delaware Inc. mature 5/5/03 to 7/7/03       1.24 to 1.26   20,681,934
 20,000,000 Bank of America Corp. matures 5/20/03               1.26       19,986,700
  5,000,000 Bank of Nova Scotia matures 6/10/03                 1.17        4,993,500
 10,000,000 CBA Delaware Finance Inc. matures 7/24/03           1.24        9,971,067
  5,000,000 Credit Agricole Indosuez matures 5/6/03             1.25        4,999,132
 13,400,000 Danske Corp. mature 6/5/03 to 7/14/03           1.20 to 1.30   13,376,647
 20,000,000 Dexia Deleware LLC mature 5/22/03 to 6/9/03     1.20 to 1.25   19,979,708
 23,000,000 General Electric Capital Corp. mature
             6/6/03 to 9/24/03                              1.21 to 1.26   22,938,558
 15,000,000 Goldman Sachs & Co. mature 7/7/03 to 8/4/03     1.27 to 1.28   14,959,727
 13,000,000 HBOS Treasury Services mature 5/9/03 to 7/9/03  1.17 to 1.31   12,981,495
 15,000,000 ING U.S. Funding LLC mature 5/1/03 to 5/16/03   1.20 to 1.25   14,997,396
  8,729,000 Lloyds TSB Bank PLC mature 5/6/03 to 7/25/03    1.24 to 1.26    8,713,768
 20,000,000 Morgan Stanley mature 5/8/03 to 7/15/03         1.25 to 1.26   19,967,004
 15,000,000 Nordea North America Inc. mature
             6/20/03 to 7/21/03                             1.22 to 1.24   14,963,628
  5,000,000 Royal Bank of Scotland PLC matures 5/1/03           1.25        5,000,000
 20,000,000 Societe Generale N.A. Inc. mature
             5/6/03 to 7/10/03                              1.24 to 1.26   19,979,775
 21,450,000 Svenska Handelsbanken Inc. mature
             5/2/03 to 5/23/03                                  1.25       21,438,318
  3,000,000 The Toronto Dominion Bank matures 5/6/03            1.26        2,999,477
 15,000,000 UBS Finance LLC mature 5/7/03 to 5/14/03            1.24       14,994,489
 15,000,000 Westpac Capital Corp. mature 6/10/03 to 8/21/03 1.23 to 1.25   14,964,200
-------------------------------------------------------------------------------------
            TOTAL COMMERCIAL PAPER
            (Cost -- $302,865,201)                                        302,865,201
-------------------------------------------------------------------------------------
AGENCY DISCOUNT NOTES -- 6.1%
 17,850,000 Federal Home Loan Bank mature 5/28/03 to 8/8/03 1.23 to 1.24   17,821,275
 15,000,000 Federal Home Loan Mortgage Corp. mature
             5/29/03 to 7/28/03                             1.23 to 1.25   14,965,540
 10,000,000 Federal National Mortgage Association mature
             5/12/03 to 8/13/03                             1.21 to 1.24    9,979,222
-------------------------------------------------------------------------------------
            TOTAL AGENCY DISCOUNT NOTES
            (Cost -- $42,766,037)                                          42,766,037
-------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    18 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                      SMITH BARNEY MONEY MARKET PORTFOLIO

   FACE                                                       ANNUALIZED
  AMOUNT                        SECURITY                        YIELD        VALUE
--------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 3.6%
$ 5,000,000 Chase Manhattan Bank matures 6/11/03                1.26%     $  5,000,000
 20,000,000 Wells Fargo Bank N.A. mature 5/6/03 to 6/13/03   1.22 to 1.26   19,999,998
--------------------------------------------------------------------------------------
            TOTAL CERTIFICATES OF DEPOSIT
            (Cost -- $24,999,998)                                           24,999,998
--------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 33.6%
 15,000,000 Abbey National PLC matures 5/6/03                    1.26       15,000,013
  5,000,000 ABN-AMRO Bank N.V. matures 6/10/03                   1.23        5,000,000
 20,000,000 Bank of Montreal mature 5/1/03 to 5/27/03        1.20 to 1.25   20,000,000
 10,000,000 Bank of Nova Scotia mature 5/7/03 to 8/21/03     1.24 to 1.25   10,000,004
 20,000,000 Barclays Bank PLC mature 5/2/03 to 7/30/03       1.20 to 1.29   20,000,086
 20,000,000 BNP Paribas NY mature 5/27/03 to 8/4/03          1.18 to 1.26   20,000,000
 20,000,000 Canadian Imperial Bank Commerce NY mature
             5/6/03 to 5/19/03                               1.25 to 1.26   20,000,062
 15,000,000 Credit Agricole Indosuez NY mature
             6/30/03 to 7/15/03                              1.23 to 1.25   14,999,914
  5,000,000 CS First Boston matures 6/23/03                      1.27        5,000,000
  5,000,000 Danske Bank matures 7/1/03                           1.21        5,000,167
 10,000,000 HBOS Treasury Services mature 6/5/03 to 7/29/03  1.26 to 1.27    9,999,840
 13,000,000 Lloyds TSB Bank mature 5/12/03 to 7/15/03        1.24 to 1.26   13,000,388
 22,000,000 Rabo Bank Nederland NV mature 5/27/03 to 7/3/03  1.19 to 1.25   22,000,176
 10,000,000 Royal Bank of Canada matures 5/19/03                 1.18        9,994,100
 10,000,000 Royal Bank of Scotland Group NY mature
             6/20/03 to 6/24/03                              1.21 to 1.25    9,999,965
 15,000,000 The Toronto Dominion Bank NY mature
             6/6/03 to 6/10/03                               1.23 to 1.26   15,000,098
 20,000,000 Unicredito Italiano SPA mature 5/6/03 to 7/28/03 1.21 to 1.27   20,000,984
--------------------------------------------------------------------------------------
            TOTAL FOREIGN CERTIFICATES OF DEPOSIT
            (Cost -- $234,995,797)                                         234,995,797
--------------------------------------------------------------------------------------
TIME DEPOSITS -- 13.4%
  6,984,000 Canadian Imperial Bank Commerce matures 5/1/03       1.31        6,984,000
 22,455,000 Chase Manhattan Bank matures 5/1/03                  1.34       22,455,000
 25,000,000 HSBC Bank USA matures 5/1/03                         1.34       25,000,000
 25,000,000 National Australia Bank matures 5/1/03               1.34       25,000,000
 15,000,000 Royal Bank of Canada matures 5/1/03                  1.35       15,000,000
--------------------------------------------------------------------------------------
            TOTAL TIME DEPOSITS
            (Cost -- $94,439,000)                                           94,439,000
--------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $700,066,033*)                                       $700,066,033
--------------------------------------------------------------------------------------

*Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.


    19 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 BOND RATINGS (UNAUDITED)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard and Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA     -- Bonds rated "AAA" have the highest rating assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.
AA      --Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A       --Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB     --Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,  --Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on
CCC, CC   balance, as predominantly speculative with respect to capacity to and C pay interest and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest rating within its generic category.
Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest pay- ments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  --Bonds rated "Aa" are judged to be of high quality by all standards.
      Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa"
      securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A   --Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.
Baa --Bonds rated "Baa" are considered to be medium grade obligations,
      i.e., they are neither highly protected nor poorly secured.
      Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba  --Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B   --Bonds rated "B" generally lack characteristics of the desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.


  20    Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

Caa and Ca -- Bonds rated "Caa" and "Ca" are of poor standing. Such issues may be in default or present elements of danger with respect to principal or interest.
C          --Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR         --Indicates that the bond is not rated by Standard & Poor's or
             Moody's.


  21    Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                 APRIL 30, 2003



                                                                Travelers   Smith Barney
                                                 MFS Total       Managed       Money
                                                  Return         Income        Market
                                                 Portfolio      Portfolio    Portfolio
----------------------------------------------------------------------------------------
ASSETS:
  Investments, at value
   (Cost -- $903,508,611, $236,713,445
   and $700,066,033, respectively)            $  896,065,319  $234,121,120  $700,066,033
  Loaned securities collateral, at value
   (Cost -- $85,253,262) (Note 6)                 85,253,262            --            --
  Cash                                                91,501           322           458
  Receivable for securities sold                  15,935,135            --            --
  Dividends and interest receivable                4,792,072     2,645,762       450,474
  Receivable for Fund shares sold                  1,061,167       614,725            --
  Other assets                                        22,955        13,155            --
---------------------------------------------------------------------------------------
  Total Assets                                 1,003,221,411   237,395,084   700,516,965
---------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities on loan (Note 6)         85,253,262            --            --
  Payable for securities purchased                36,133,956     7,072,413     6,983,846
  Management fees payable                            576,518       177,232       287,481
  Payable for Fund shares purchased                    6,296            --       111,545
  Dividends payable                                       --            --       138,568
  Accrued expenses                                    58,954        23,185        44,382
---------------------------------------------------------------------------------------
  Total Liabilities                              122,028,986     7,272,830     7,565,822
---------------------------------------------------------------------------------------
Total Net Assets                              $  881,192,425  $230,122,254  $692,951,143
---------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                 $          604  $        197  $      6,930
  Capital paid in excess of par value            924,629,056   228,875,150   692,944,213
  Undistributed net investment income              6,902,421     3,176,510            --
  Accumulated net realized gain (loss) from
   security transactions                         (42,913,356)      662,722            --
  Net unrealized depreciation of investments
   and foreign currencies                         (7,426,300)   (2,592,325)           --
---------------------------------------------------------------------------------------
Total Net Assets                              $  881,192,425  $230,122,254  $692,951,143
---------------------------------------------------------------------------------------
Shares Outstanding                                60,391,538    19,732,989   692,951,143
---------------------------------------------------------------------------------------
Net Asset Value                                       $14.59        $11.66         $1.00
---------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


    22 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF OPERATIONS (UNAUDITED)



For the Six Months Ended April 30, 2003

                                                      Travelers  Smith Barney
                                         MFS Total     Managed      Money
                                          Return       Income       Market
                                         Portfolio    Portfolio   Portfolio
  ---------------------------------------------------------------------------
  INVESTMENT INCOME:
   Interest                            $  9,551,247  $ 5,913,820   $4,915,343
   Dividends                              5,487,093           --           --
   Less: Foreign withholding tax            (38,225)          --           --
  -------------------------------------------------------------------------
   Total Investment Income               15,000,115    5,913,820    4,915,343
  -------------------------------------------------------------------------
  EXPENSES:
   Management fees (Note 3)               3,363,109      701,949    1,757,493
   Custody                                   57,961       10,939       43,957
   Shareholder communications                29,176        6,477       13,802
   Audit and legal                           16,563       12,310       15,868
   Directors' fees                            8,987        3,524        7,981
   Shareholder servicing fees                 2,485        3,709        6,860
   Other                                      4,689        2,913        5,245
  -------------------------------------------------------------------------
   Total Expenses                         3,482,970      741,821    1,851,206
  -------------------------------------------------------------------------
  Net Investment Income                  11,517,145    5,171,999    3,064,137
  -------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCIES (NOTE 4):
   Realized Gain (Loss) From:
     Security transactions
      (excluding short-term
      securities)                       (13,432,929)     662,489           --
     Foreign currency transactions            2,869           --           --
  -------------------------------------------------------------------------
   Net Realized Gain (Loss)             (13,430,060)     662,489           --
  -------------------------------------------------------------------------
   Change in Net Unrealized
   Depreciation From:
     Security transactions               39,812,749   13,336,412           --
     Foreign currency transactions            9,280           --           --
  -------------------------------------------------------------------------
   Decrease in Net Unrealized
     Depreciation                        39,822,029   13,336,412           --
  -------------------------------------------------------------------------
  Net Gain on Investments
   and Foreign Currencies                26,391,969   13,998,901           --
  -------------------------------------------------------------------------
  Increase in Net Assets From
   Operations                          $ 37,909,114  $19,170,900   $3,064,137
  -------------------------------------------------------------------------


                      See Notes to Financial Statements.


    23 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended April 30, 2003 (unaudited) and the Year Ended October 31, 2002


MFS Total Return Portfolio                               2003          2002
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                               $ 11,517,145  $ 24,161,332
 Net realized loss                                    (13,430,060)  (23,869,461)
 (Increase) decrease in net unrealized depreciation    39,822,029   (34,720,809)
--------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets From Operations     37,909,114   (34,428,938)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                (29,011,184)  (23,799,852)
 Net realized gains                                            --   (32,931,862)
--------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                       (29,011,184)  (56,731,714)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
 Net proceeds from sale of shares                      37,490,859   116,452,441
 Net asset value of shares issued for reinvestment
   of dividends                                        29,011,184    56,731,714
 Cost of shares reacquired                            (24,174,128)  (56,042,667)
--------------------------------------------------------------------------------
 Increase in Net Assets From Fund Share Transactions   42,327,915   117,141,488
--------------------------------------------------------------------------------
Increase in Net Assets                                 51,225,845    25,980,836
NET ASSETS:
 Beginning of period                                  829,966,580   803,985,744
--------------------------------------------------------------------------------
 End of period*                                      $881,192,425  $829,966,580
--------------------------------------------------------------------------------
* Includes undistributed net investment income of:     $6,902,421   $24,393,591
--------------------------------------------------------------------------------


                      See Notes to Financial Statements.


    24 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

For the Six Months Ended April 30, 2003 (unaudited) and the Year Ended October 31, 2002


Travelers Managed Income Portfolio                       2003          2002
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                               $  5,171,999  $  9,877,758
 Net realized gain                                        662,489     1,483,551
 (Increase) decrease in net unrealized depreciation    13,336,412   (20,235,374)
--------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets From Operations     19,170,900    (8,874,065)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                (12,334,513)  (10,827,859)
 Net realized gains                                      (824,238)     (813,814)
--------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                       (13,158,751)  (11,641,673)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
 Net proceeds from sale of shares                      15,442,749    37,658,544
 Net asset value of shares issued for reinvestment
   of dividends                                        13,158,751    11,641,673
 Cost of shares reacquired                            (12,268,560)  (41,602,884)
--------------------------------------------------------------------------------
 Increase in Net Assets From Fund Share Transactions   16,332,940     7,697,333
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                      22,345,089   (12,818,405)
NET ASSETS:
 Beginning of period                                  207,777,165   220,595,570
--------------------------------------------------------------------------------
 End of period*                                      $230,122,254  $207,777,165
--------------------------------------------------------------------------------
* Includes undistributed net investment income of:     $3,176,510   $10,339,024
--------------------------------------------------------------------------------


                      See Notes to Financial Statements.

    25 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

For the Six Months Ended April 30, 2003 (unaudited) and the Year Ended October 31, 2002


Smith Barney Money Market Portfolio                                    2003            2002
-------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $   3,064,137  $     8,748,428
  Net realized gain                                                          --              785
------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                              3,064,137        8,749,213
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
  Net investment income                                              (3,064,137)      (8,748,428)
  Net realized gains                                                         --             (785)
------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                     (3,064,137)      (8,749,213)
------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                                  234,179,932    1,536,117,104
  Net asset value of shares issued for reinvestment of dividends      3,276,969        8,870,018
  Cost of shares reacquired                                        (277,192,269)  (1,417,106,947)
------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Fund Share Transactions                                          (39,735,368)     127,880,175
------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                   (39,735,368)     127,880,175
NET ASSETS:
  Beginning of period                                               732,686,511      604,806,336
------------------------------------------------------------------------------------------------
  End of period                                                   $ 692,951,143  $   732,686,511
------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.

    26 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. Significant Accounting Policies

The MFS Total Return, Travelers Managed Income and Smith Barney Money Market Portfolios ("Fund(s)") are separate investment funds of the Travelers Series Fund Inc. ("Series"). The Series, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of these Funds and eleven other separate investment funds: Alliance Growth, AIM Capital Appreciation, Salomon Brothers Strategic Total Return Bond, Putnam Diversified Income, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International All Cap Growth, Smith Barney Large Capitalization Growth, Van Kampen Enterprise, Smith Barney Mid Cap Core and Smith Barney Aggressive Growth Portfolios. Shares of the Series are offered only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Funds are: (a) security transactions are accounted for on trade date; (b) the Smith Barney Money Market Portfolio uses the amortized cost method for valuing all of its portfolios securities; the MFS Total Return and Travelers Managed Income Portfolios use the amortized cost method for valuing securities with maturities less than 60 days, accordingly, the cost of securities plus accreted discount or minus amortized premium approximates value; (c) securities traded on national securities markets are valued at the closing prices on such markets; fixed-income securities are valued at the mean between the bid and asked prices provided by an independent pricing service, securities for which no sales price was reported and U.S. government agencies and obligations are valued at the mean between the bid and asked prices; (d) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are trans-


  27    Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders
lated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (j) the Funds intend to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Dividends

The Smith Barney Money Market Portfolio declares and records a dividend of substantially all its net investment income on each business day. Such dividends are paid or reinvested monthly on the payable date.

The dividend policy for MFS Total Return Portfolio and Travelers Managed Income Portfolio is to distribute dividends and capital gains, if any, annually.

3. Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Smith Barney Money Market Portfolio ("SBMM"). Travelers Investment Adviser, Inc. ("TIA") and Travelers Asset Management International Company, LLC ("TAMIC"), affiliates of SBFM, act as the investment managers of the MFS Total Return Portfolio ("MFSTR") and the Travelers Managed Income Portfolio ("TMI"), respectively. SBMM pays SBFM a management fee calculated at an annual rate of 0.50% of the average daily net assets of the SBMM. MFSTR pays TIA a management fee calculated at an annual rate of 0.80% of the average daily


  28    Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders
net assets of MFSTR. TMI pays TAMIC a management fee calculated at an annual rate of 0.65% of the average daily net assets of TMI. These fees are calculated daily and paid monthly.

TIA has a sub-advisory agreement with Massachusetts Financial Services Company ("MFS"). Pursuant to the sub-advisory agreement, MFS is responsible for the day-to-day portfolio operations and investment decisions for MFSTR and is compensated by TIA for such services at an annual rate of 0.375% of the average daily net assets of MFSTR.

TIA has entered into a Sub-Administrative Services Agreement with SBFM. TIA pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.10% of the average daily net assets of MFSTR.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Global Fund Services ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2003, each of the Funds paid transfer agent fees of $2,500 to CTB.

During the six months ended April 30, 2003, Citigroup Global Markets
Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, did not receive any brokerage commissions.

Most of the officers and one Director of the Series are employees of Citigroup or its affiliates.

4. Investments

During the six months ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term securities, but excluding short-term securities) were as follows:

                                                     MFSTR         TMI
    -----------------------------------------------------------------------
    Purchases                                     $323,023,070 $120,535,312
    ----------------------------------------------------------------------
    Sales                                          228,798,215  125,402,146
    ----------------------------------------------------------------------


  29    Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

At April 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                             MFSTR          TMI
           ---------------------------------------------------------
           Gross unrealized appreciation $ 37,182,705   $ 6,610,439
           Gross unrealized depreciation  (44,625,997)   (9,202,764)
           ---------------------------------------------------------
           Net unrealized depreciation   $ (7,443,292)  $(2,592,325)
           ---------------------------------------------------------

5. Repurchase Agreements

The Funds purchase (and their custodian takes possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value of the collateral (plus accrued interest) in amounts at least equal to the repurchase price.

6. Lending of Portfolio Securities

The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary between 2% and 5% depending on the type of securities loaned. The custodian establishes and maintains the collateral in segregated accounts.

At April 30, 2003, MFSTR loaned stocks having a market value of $89,286,471. MFSTR received cash collateral amounting to $85,253,262 which was invested in State Street Navigator Securities Lending Trust Prime Portfolio. In addition, MFSTR received securities collateral amounting to $6,445,736.

Income earned by MFSTR from securities lending for the six months ended April 30, 2003 was $83,740.

At April 30, 2003, SBMM and TMI did not have any securities on loan.


  30    Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

7. Securities Traded on a To-Be-Announced Basis

The Funds may trade securities on a to-be-announced ("TBA") basis.

In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

At April 30, 2003, MFSTR held TBA securities with a total cost of $19,938,392.

In addition, at April 30, 2003, TMI and SBMM did not hold any TBA securities.


8. Capital Shares

At April 30, 2003, the Series had six billion shares of capital stock authorized with a par value of $0.00001 per share. Each share of a Fund represents an identical interest in that Fund with each share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares of each Fund were as follows:

                                         Six Months Ended    Year Ended
                                          April 30, 2003  October 31, 2002
     ---------------------------------------------------------------------
     MFS Total Return Portfolio
     Shares sold                              2,591,531         7,043,809
     Shares issued on reinvestment            2,044,481         3,945,182
     Shares reacquired                       (1,703,749)       (3,543,265)
     ---------------------------------------------------------------------
     Net Increase                             2,932,263         7,445,726
     ---------------------------------------------------------------------
     Travelers Managed Income Portfolio
     Shares sold                              1,357,057         3,116,379
     Shares issued on reinvestment            1,187,613         1,030,237
     Shares reacquired                       (1,073,468)       (3,439,705)
     ---------------------------------------------------------------------
     Net Increase                             1,471,202           706,911
     ---------------------------------------------------------------------
     Smith Barney Money Market Portfolio
     Shares sold                            234,179,932     1,536,117,104
     Shares issued on reinvestment            3,276,969         8,870,018
     Shares reacquired                     (277,192,269)   (1,417,106,947)
     ---------------------------------------------------------------------
     Net Increase (Decrease)                (39,735,368)      127,880,175
     ---------------------------------------------------------------------


  31    Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS


For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

MFS Total Return Portfolio               2003/(1)/    2002     2001    2000   1999/(2)/  1998
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $14.44    $16.08   $17.16   $16.22   $16.23   $15.31
-----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                 0.19      0.39     0.42     0.54     0.52     0.32
 Net realized and unrealized gain
   (loss)/(3)/                              0.46     (0.98)   (0.42)    1.43     0.72     1.36
-----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations         0.65     (0.59)   (0.00)*   1.97     1.24     1.68
-----------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                     (0.50)    (0.44)   (0.48)   (0.46)   (0.37)   (0.28)
 Net realized gains                           --     (0.61)   (0.60)   (0.57)   (0.88)   (0.48)
-----------------------------------------------------------------------------------------------
Total Distributions                        (0.50)    (1.05)   (1.08)   (1.03)   (1.25)   (0.76)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $14.59    $14.44   $16.08   $17.16   $16.22   $16.23
-----------------------------------------------------------------------------------------------
Total Return                                4.59%++  (3.59)%  (0.22)%  12.77%    7.62%   10.94%
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)        $881      $830     $804     $697     $622     $462
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                   0.83%+    0.83%    0.83%    0.83%    0.84%    0.84%
 Net investment income/(3)/                 2.74+     2.81     3.08     3.42     3.11     3.32
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       29%       81%      88%     108%      97%     118%
-----------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.40, $0.99 and 2.91%, respectively. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
 * Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.


  32    Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Travelers Managed Income Portfolio       2003/(1)(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/ 1998/(2)/
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $11.38      $12.57    $11.58    $11.49    $11.65    $11.55
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                  0.27        0.56      0.71      0.76      0.65      0.72
 Net realized and unrealized gain
   (loss)/(3)/                               0.74       (1.07)     0.83     (0.24)    (0.45)    (0.06)
-------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          1.01       (0.51)     1.54      0.52      0.20      0.66
-------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                      (0.68)      (0.63)    (0.55)    (0.43)    (0.29)    (0.54)
 Net realized gains                         (0.05)      (0.05)       --        --     (0.07)    (0.02)
-------------------------------------------------------------------------------------------------------
Total Distributions                         (0.73)      (0.68)    (0.55)    (0.43)    (0.36)    (0.56)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $11.66      $11.38    $12.57    $11.58    $11.49    $11.65
-------------------------------------------------------------------------------------------------------
Total Return                                 9.16%++    (4.06)%   13.50%     4.55%     1.75%     5.71%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $230        $208      $221      $151      $113       $58
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    0.69%+      0.69%     0.68%     0.69%     0.76%     0.84%
 Net investment income/(3)/                  4.79+       4.68      5.76      6.56      5.57      6.11
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        58%        177%      194%      181%      411%      327%
-------------------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.60, $1.11 and 5.02%, respectively. Per share, ratios and supplemental data for the period prior to November 1, 2001 have not been restated to reflect this change in presentation.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.


  33    Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Smith Barney
Money Market Portfolio                   2003/(1)(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/ 1998/(2)/
-------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                       $  1.00    $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
-------------------------------------------------------------------------------------------------------
Net investment income                        0.004      0.014     0.044     0.057     0.046     0.050
Distributions from net investment income    (0.004)    (0.014)   (0.044)   (0.057)   (0.046)   (0.050)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $  1.00    $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
-------------------------------------------------------------------------------------------------------
Total Return                                  0.43%++    1.40%     4.46%     5.88%     4.66%     5.11%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $693       $733      $605      $319      $277      $165
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    0.53%+     0.53%     0.53%     0.53%     0.54%     0.64%
  Net investment income                       0.87+      1.38      4.17      5.75      4.58      4.99
-------------------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.


  34    Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

                                TRAVELERS SERIES
                                   FUND INC.



             DIRECTORS                  INVESTMENT
             A.E. Cohen                 MANAGERS
             Robert A. Frankel          Smith Barney Fund
             Michael E. Gellert          Management LLC
             R. Jay Gerken, Chairman    Travelers Investment
             Rainer Greeven              Adviser, Inc.
             Susan M. Heilbron          Travelers Asset Management
                                         International Company, LLC

             OFFICERS                   CUSTODIAN
             R. Jay Gerken              State Street Bank and
             President and Chief         Trust Company
             Executive Officer
                                        ANNUITY
             Lewis E. Daidone           ADMINISTRATION
             Senior Vice President      Travelers Annuity
             and Chief Administrative    Investor Services
             Officer                    5 State House Square
                                        1 Tower Square
             Richard L. Peteka          Hartford, CT 06183
             Chief Financial Officer
             and Treasurer

             Martin R. Hanley
             Vice President

             Denny M. Voss
             Vice President

             Kaprel Ozsolak
             Controller

             Christina T. Sydor
             Secretary

  Travelers Series Fund Inc.




  This report is submitted for the general information of the shareholders of Travelers Series Fund Inc. -- MFS Total Return, Travelers Managed Income and Smith Barney Money Market Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Funds, which contains information concerning the Funds' investment policies and expenses as well as other pertinent information.

  TRAVELERS SERIES FUND INC.
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004


 IN0804 6/03                                                             03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.


Travelers Series Fund Inc.

By:      /s/ R. Jay Gerken R. Jay Gerken
         Chief Executive Officer of
         Travelers Series Fund Inc.

Date: June 27, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Travelers Series Fund Inc.

Date: June 27, 2003

By:      /s/ Richard Peteka
         Chief Financial Officer of
         Travelers Series Fund Inc.

Date: June 27, 2003